Schedule of Future Benefit Payments Related to SERP and Other Post-retirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
SERP [Member]
Estimated future benefit payments related to the SERP and other post-retirement plans
2013	$ 620
2014	590
2015	558
2016	523
2017	486
Subsequent five years	1,832
Other Post-Retirement Plans [Member]
Estimated future benefit payments related to the SERP and other post-retirement plans
2013	236
2014	234
2015	207
2016	202
2017	246
Subsequent five years	$ 1,139